BACKGROUND AND CRITICAL ACCOUNTING POLICIES - Policies - deferred acquisition costs (Details) - Shareholder-backed - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Critical accounting policies and estimates
Deferred acquisition costs for insurance contracts	£ 9,233	£ 9,178
Jackson (US insurance operations)
Critical accounting policies and estimates
Deferred acquisition costs for insurance contracts	£ 8,197	£ 8,303
Jackson (US insurance operations) | Variable annuities
Critical accounting policies and estimates
Assumptions for amortisation of deferred acquisition costs - period for projected level of investment return	5 years
Assumptions for amortisation of deferred acquisition costs - preceding period of actual investment return	3 years
Assumptions for amortisation of deferred acquisition costs - investment return realisation period	8 years
Jackson (US insurance operations) | Maximum | Variable annuities
Critical accounting policies and estimates
Projected long-term level of returns	15.00%
Jackson (US insurance operations) | Minimum | Variable annuities
Critical accounting policies and estimates
Projected long-term level of returns	0.00%